Shareholders’ equity and reserves (Details Narrative)		1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2026 CAD ($) shares	Jun. 30, 2025 CAD ($) shares	Apr. 30, 2025 CAD ($) shares	Sep. 30, 2026 CAD ($) Integer $ / shares shares	Sep. 30, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) Integer $ / shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares				46,667	99,091
Stock issued for finders fee, value				$ 21,000	$ 49,315
Stock issued for private placement, shares | shares			1,545,455
Stock issued for private placement, value			$ 765,000
Stock issued for non-brokered private placement, shares | shares		335,555
Stock issued for non-brokered private placement, value		$ 166,100
Stock issued, value				31,059,350		$ 25,172,222			$ 22,204,510
Share-based compensation expense				$ 892,052	$ 124,881
Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Options granted | Integer				204,040
Options granted | $ / shares				$ 0.59
Options granted				The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 214%, no dividend yield, and a risk-free interest rate – 4%. Using the above assumptions, the fair value of options granted was approximately $0.49 per option, for an aggregate total of $100,936.
Consultants [Member]
IfrsStatementLineItems [Line Items]
Options granted | Integer				250,000
Options granted | $ / shares				$ 0.49
Options granted				The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 214%, no dividend yield, and a risk-free interest rate – 4%. Using the above assumptions, the fair value of options granted was approximately $0.48 per option, for an aggregate total of $121,179.
Officers Directors And Consultants [Member]
IfrsStatementLineItems [Line Items]
Options granted | Integer				2,000,000
Options granted | $ / shares				$ 0.34
Options granted				The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 244%, no dividend yield, and a risk-free interest rate – 3.77%. Using the above assumptions, the fair value of options granted was approximately $0.33 per option, for an aggregate total of $669,937.
Directors And Consultants [Member]
IfrsStatementLineItems [Line Items]
Options granted | Integer						277,778
Options granted | $ / shares						$ 0.50
Options granted						The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 145%, no dividend yield, and a risk-free interest rate – 4%. The fair value is particularly impacted by the Company’s stock price volatility, determined using stock price data from the previous ten years. Using the above assumptions, the fair value of options granted was approximately $0.30 per option, for an aggregate total of $124,881.
Flow Through Shares [Member]
IfrsStatementLineItems [Line Items]
Stock issued for private placement, shares | shares			48,485
Stock issued for private placement, value			$ 24,000
Last Bounty Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares	4,242,429
Stock issued for finders fee, value	$ 2,310,000
Exploration Related Services [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares				10,101
Stock issued for finders fee, value				$ 6,000
Consulting Services [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares				46,667
Stock issued for finders fee, value				$ 21,000
Settlement debt				$ 21,000
Laird Lake And Oneman Lake Projects [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares			175,478
Stock issued for finders fee, value			$ 86,862
Laird Lake And Oneman Lake Projects In Ontario [Member]
IfrsStatementLineItems [Line Items]
Stock issued, shares | shares							50,505	50,505
Stock issued, value							$ 18,135	$ 25,000
Vendor [Member]
IfrsStatementLineItems [Line Items]
Stock issued, shares | shares							99,091	99,091
Stock issued, value								$ 49,315